STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Plan's interest in the Master Trust (Note 3)	$ 2,650,151,133	$ 2,409,642,045
Investments held by the Plan (Note 4)	2,227,498,061	1,979,976,789
Total investments	4,877,649,194	4,389,618,834
Receivables:
Notes receivable from participants	39,745,397	38,958,949
Participant contributions	1,686,670	1,715,874
Employer contributions	1,086,244	1,085,005
Accrued investment income	3,473	6,222
Receivables for securities sold	315,656	564,568
Total receivables	42,837,440	42,330,618
Total assets	4,920,486,634	4,431,949,452
LIABILITIES:
Payables for securities purchased	246,277	529,962
NET ASSETS AVAILABLE FOR BENEFITS	$ 4,920,240,357	$ 4,431,419,490